Stock-based Compensation (Tables)	12 Months Ended
Dec. 31, 2024
Stock-based Compensation
Activity in stock option plans

		Yen	Years	Thousands of Yen
	Number of shares	Weighted-average exercise price	Weighted-average remaining contractual term	Aggregate intrinsic value
Outstanding at December 31, 2022	593,250	865	2.7	150,696
Exercisable at December 31, 2022	593,250	¥865	2.7	¥150,696
Reinstated	3,200	128
Forfeited/Expired	(6,950)	402
Outstanding at December 31, 2023	589,500	867	1.5	228,719
Exercisable at December 31, 2023	589,500	¥867	1.5	¥228,719
Granted	143,000	344
Exercised	(159,450)	134
Forfeited/Expired	(137,050)	137
Outstanding at December 31, 2024	436,000	1,193	1.1	68,109
Exercisable at December 31, 2024	436,000	1,193	1.1	68,109